INVENTORIES AND SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES AND SUPPLIES [abstract]
Schedule of inventories and supplies
	2019	2020

Materials and supplies	5,758	5,064
Oil in tanks	1,483	1,377
Less: Provision for inventory obsolescence	(927)	(797)

	6,314	5,644